Operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Restructuring costs	$ (6)	$ (3)
Day-1 expected credit loss on an acquired loan portfolio	15	0
Profit before income tax	315	67
Income tax credit/ (expense)	40	(37)
Share of profit of equity-accounted investees (net of tax)	2	2
Profit for the period	355	30
Reportable segments
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	540	393
Regional corporate costs	(217)	(178)
Net other income	1	10
Depreciation and amortization	(109)	(81)
Share-based compensation expenses	(140)	(141)
Impairment losses on goodwill and non-financial assets	0
Restructuring costs	(6)	(3)
Legal, tax and regulatory settlement provisions	(6)	(8)
Costs related to mergers and acquisitions	(7)	(6)
Profit before income tax	41	(14)
Income tax credit/ (expense)	40	(37)
Net finance income	272	79
Share of profit of equity-accounted investees (net of tax)	2	2
Profit for the period	355	30
Reportable segments | Deliveries
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	184	126
Reportable segments | Mobility
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	389	323
Reportable segments | Financial services
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	(32)	$ (56)
Reportable segments | Others
Disclosure of operating segments [line items]
Total reportable Segment Adjusted EBITDA	$ (1)